As filed with the Securities and Exchange Commission on March 30, 2015.

1933 Act Registration No. 333-177369
1940 Act Registration No. 811-22613

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]

Pre-Effective Amendment No. [ ]	[ ]

Post-Effective Amendment No. 25	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]

Amendment No. 28	[X]

CURIAN VARIABLE SERIES TRUST
(Exact Name of Registrant as Specified in Charter)

7601 Technology Way, Denver, Colorado 80237
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, including Area Code: (877) 847-4143

7601 Technology Way, Denver, Colorado 80237
(Mailing Address)

with a copy to:
Diana R. Gonzalez, Esq.	K&L Gates LLP
Curian Variable Series Trust	70 West Madison Street
Assistant Vice President	Suite 3100
225 W Wacker Drive	Chicago, Illinois 60602-4207
Suite 1200 Chicago, IL 60606	Attn: Alan Goldberg

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]	immediately upon filing pursuant to paragraph (b)

[X]	on April 27, 2015 pursuant to paragraph (b)

[ ]	60 days after filing pursuant to paragraph (a)(1)

[ ]	on __________ pursuant to paragraph (a)(1)

[ ]	75 days after filing pursuant to paragraph (a)(2)

[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

[X]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No.25, is to designate a new effective date of the Post-Effective Amendment No.19, which was filed on January 16, 2015 (Accession No. 0001532747‐15‐000011). Parts A, B and C of Post-Effective Amendment No. 24 are unchanged and hereby incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment under rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Chicago and the State of Illinois on the 30th day of March, 2015.

CURIAN VARIABLE SERIES TRUST

/s/ Mark D. Nerud by Diana R. Gonzalez *
Mark D. Nerud
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment has been signed below by the following persons in the capacities and on the date indicated.

/s/ David W. Agostine by Diana R. Gonzalez *	March 30, 2015
David W. Agostine
Trustee

/s/ Gregory P. Contillo by Diana R. Gonzalez *	March 30, 2015
Gregory P. Contillo
Trustee

/s/ Dylan E. Taylor by Diana R. Gonzalez *	March 30, 2015
Dylan E. Taylor
Trustee

/s/ Mark S. Wehrle by Diana R. Gonzalez *	March 30, 2015
Mark S. Wehrle
Trustee

/s/ Scot T. Wetzel by Diana R. Gonzalez *	March 30, 2015
Scot T. Wetzel
Trustee

/s/ Mark D. Nerud by Diana R. Gonzalez *	March 30, 2015
Mark D. Nerud
President and Chief Executive Officer

/s/ Daniel W. Koors by Diana R. Gonzalez *	March 30, 2015
Daniel W. Koors
Treasurer and Chief Financial Officer

* By Diana R. Gonzalez, Attorney In Fact